Common Stock (Details Narrative) - USD ($)											12 Months Ended
	Sep. 03, 2021	Aug. 24, 2021	Jul. 21, 2021	Jun. 25, 2021	Dec. 18, 2020	Nov. 11, 2020	Sep. 09, 2020	Aug. 17, 2020	Jan. 10, 2019	Jan. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Debt conversion, converted instrument, amount											$ 83,020
David B Dorwart [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		1,000,000
Eric Brown [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		1,000,000
Jordan Axt [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		500,000
Domenic Edward Fontana [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		500,000
John D Hilzendager [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		500,000
Alexandra M Dorwart [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		300,000
Marjorie Greenhalgh Dorwart [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		200,000
Frances Lynn Martin [Member]
Class of Stock [Line Items]
Shares issued for accrued compensation		150,000
Kaitlyn Kazanjian [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		50,000
Elizabeth Van Fossen [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		50,000
Douglas Wathen [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		400,000
Tim Bergman [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		100,000
Samuel Joseph Schwieters [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		25,000
Robert Welch [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		50,000
Nuno Neto [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		10,000
Maria Iriarte Uriarte [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		10,000
Infinity Global Consulting Group Inc [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation		100,000
Netleon Technologies Private Limited [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation	8,000
Whole Plant Systems LLC [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation	105,000
J Ramsdell Consulting [Member]
Class of Stock [Line Items]
Shares issued for stock based compensation	10,000
HGT Capital, LLC [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount					$ 40,126	$ 25,239	$ 11,822	$ 5,833
Debt conversion, converted instrument, shares				1,257,476	3,053,696	2,911,055	2,775,076	2,645,449
William Schultz [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares converted into stock			2,500
Number of common shares issued for share conversion			500,000
Lincoln Acquisition Corporation [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares converted into stock										200
Number of common shares issued for share conversion										3,750,000
Red Diamond Partners Inc [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Shares converted into stock									6
Number of common shares issued for share conversion									520,833